Consolidated statement of changes in equity (Parenthetical) £ in Millions	Jan. 01, 2017 GBP (£)
Effects of changes in accounting policies	£ 0
Retained earnings [member]
Effects of changes in accounting policies	175
Own credit reserve [member]
Effects of changes in accounting policies	(175)
IFRSs 9 [member] | Retained earnings [member]
Effects of changes in accounting policies	175
IFRSs 9 [member] | Own credit reserve [member]
Effects of changes in accounting policies	175
Gain (loss) on own credit booked in the reserve	£ (4)